Acquisitions And Development (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member]	Dec. 31, 2012 Dowell Maryland Hilton Garden Inn [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Land [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Building And Improvements [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Furniture And Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition date														May 25, 2012
Investment in hotel													$ 11,500		$ 1,400	$ 9,735	$ 365
Purchase price													11,500
Acquisition costs, included in Acquisition, termination expense	21				1					240	124	78	162
Revenues	11,862	13,431	17,031	15,944	11,799	12,760	16,110	14,991	11,266	58,205	55,127	54,497		2,200
Net income	$ (4,058)	$ (6,412)	$ (2,265)	$ 2,432	$ (3,965)	$ (8,224)	$ (1,412)	$ (4,109)	$ (3,700)	$ (10,210)	$ (17,445)	$ (10,585)		$ 600